Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables.
Trade and other payables

Note 28     Trade and other payables

Amounts in US$ ‘000	2025	2024
V.A.T	3,683	8,842
Trade payables	80,649	93,435
Customer advance payments (a)	2,182	152,000
Outstanding commitments in Chile (b)	—	3,320
Staff costs to be paid	14,177	11,563
Royalties to be paid	1,307	723
Taxes and other debts to be paid	8,331	8,237
To be paid to co-venturers (Note 33)	708	1,829
	111,037	279,949
Classified as follows:
Current	111,037	279,949
Non-current	—	—
(a)	Advance payment of US$ 152,000,000 under the offtake and prepayment agreement with Vitol (see Note 29.1).
(b)	Investment commitments in the Campanario and Isla Norte Blocks as a result of the divestment of the Chilean business. See Note 34.7.

The average credit period (expressed as creditor days) during the year ended December 31, 2025, was 114 days (2024: 92 days).

The fair value of these short-term financial instruments is not individually determined as the carrying amount is a reasonable approximation of fair value.

The Group has established a supplier finance arrangement in Colombia where payables are managed with specific counterparties rather than individual suppliers. Participation in these arrangements is entirely at the suppliers’ discretion. Suppliers opting to participate may receive early payment for their invoices through the Group’s external finance provider, which charges a fee to the suppliers for this service. The Group is not a party to this fee arrangement. For the finance provider to process early payments, the goods or services must have been delivered and the invoices approved by the Group. The Group subsequently settles the original invoice amount with the finance provider on the original invoice maturity date. Payment terms with suppliers have not been renegotiated in connection with these arrangements and the Group does not provide any collateral or guarantees to the finance provider.

As of December 31, 2025, trade payables subject to supplier finance arrangements amounting to US$ 1,135,000 (US$ 2,664,000 in 2024) are included within “Trade and other payables” line item in the Consolidated Statement of Financial Position.